Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (32,263)	$ (33,447)	$ (12,221)	$ (48,791)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	42,472,490	42,440,469	42,469,080	42,435,269
Basic net income (loss) per share ($ /share)	$ (0.76)	$ (0.79)	$ (0.29)	$ (1.15)
Diluted net income (loss) per share ($ /share)	$ (0.76)	$ (0.79)	$ (0.29)	$ (1.15)